Share-Based Termination Liability - Schedule of Fair Value of the Share-based Termination Liability (Details)	Dec. 31, 2023
Measurement Input, Quoted Price [Member]
Schedule of Fair Value of the Share-based Termination Liability [Line Items]
Share-based termination liability	4.08%	[1]
Measurement Input, Discount Rate [Member]
Schedule of Fair Value of the Share-based Termination Liability [Line Items]
Share-based termination liability	15.00%	[2]
Measurement Input, Probability Percentage Of Qualified Offering Occurring [Member] | Minimum [Member]
Schedule of Fair Value of the Share-based Termination Liability [Line Items]
Share-based termination liability	10.00%	[3]
Measurement Input, Probability Percentage Of Qualified Offering Occurring [Member] | Maximum [Member]
Schedule of Fair Value of the Share-based Termination Liability [Line Items]
Share-based termination liability	90.00%	[3]
Measurement Input, Exchange Ratio [Member]
Schedule of Fair Value of the Share-based Termination Liability [Line Items]
Share-based termination liability	0.482%	[4]

[1]	The fair value of Common Stock was determined by management with the assistance of an independent third-party valuation specialist.
[2]	The discount rate was the expected rate of return and was determined by management with the assistance of an independent third-party valuation specialist.
[3]	Scenario probability based on timing expectations of management that a qualified offering occurring as of December 31, 2023 was estimated at 90% and no qualified offering occurred was estimated at 10%.
[4]	The exchange ratio, as defined in the Company’s business combination agreement, represents the number of new public company shares to be provided in exchange for the shares owned by existing Company shareholders. The exchange ratio is calculated based on the number of shares of the new public company divided by the number of fully diluted shares of the Company.